UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number:
     This Amendment (check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Strategic Partners, L. P.
Address:  201 Main Street, Suite 2300
          Fort Worth, Texas  76102

Form 13F File Number:  28-6080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8465

Signature, Place, and Date of Signing:

     /s/ W.R. Cotham                    Fort Worth, Texas   May 12, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $1,613,894 (thousands)


List of Other Included Managers:
NONE



                                        FORM 13F INFORMATION TABLE
                  TITLE OF             VALUE    SHARES/    SH/ PUT/   INVSTMNT   OTHER     VOTING AUTHORITY
NAME OF ISSUER          CLASS     CUSIP     (X$1000)    PRN AMT    PRN CALL DISCRETN  MANAGERS   SOLE  SHARED  NONE
------------------------  --------    -----     --------  -------   --- ----  --------  --------     ----    ------  ----
HILLENBRAND INDUSTRIES,
     INC.           COM     431573104  34086    738000     SH       SOLE       738000
EMC CORPORATION       COM     268648102 255500   2000000     SH       SOLE    2000000
BOSTON SCIENTIFIC
     CORPORATION        COM     101137107  44688   1100000     SH       SOLE  1100000
NIKE, INC.            CLASS A COM 654106202  54803    950000     SH       SOLE 950000
PACCAR              COM     693718108  44897   1090062     SH       SOLE      1090062
HOME DEPOT            COM     437076102  37350    600000     SH       SOLE     600000
CHRIS CRAFT INDUSTRIES    COM     170520100  18296    400999     SH       SOLE 400999
SERVICE CORPORATION
     INTERNATIONAL      COM     817565104  13110    920000     SH       SOLE   920000
GAP, INC.           COM     364760108 149939   2227500     SH       SOLE      2227500
DELL COMPUTERS          COM     247025109 392400   9600000     SH       SOLE  9600000
VALSPAR, INC.         COM     920355104  23041    730000     SH       SOLE     730000
CINTAS CORPORATION      COM     172908105  39225    600000     SH       SOLE   600000
INTEL CORPORATION       COM     458140100 142650   1200000     SH       SOLE  1200000
TELLABS, INC.         COM     879664100  97750   1000000     SH       SOLE    1000000
WELLS FARGO & CO.       COM     949740104   7188    205000     SH       SOLE   205000
TIME WARNER, INC.       SERIES F
                  CONV. PREF. 887315992 130370    442000     SH       SOLE     442000
U.S. WEST, INC.       COM     91273H101  64600   1173213     SH       SOLE    1173213
MEDIAONE GROUP, INC.      COM     58440J104  53922    850000     SH       SOLE 850000
BURLINGTON NORTHERN
     SANTE FE         COM     12189T104  10079    306600     SH       SOLE     306600